Income Taxes - Statutory Tax Rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax Expense at statutory rate									$ 45,943	$ 31,891	$ 15,627
Non-taxable dividend income									(2,116)	(2,116)	(2,116)
Income from non-controlling interest									(7,766)	(7,766)	(7,766)
Valuation allowance									(2,693)	6	(254)
Other (Tax)									384	141	306
Income tax expense	$ 3,774	$ 8,226	$ 13,036	$ 8,716	$ 4,837	$ 8,294	$ (2,629)	$ 11,654	$ 33,752	$ 22,156	$ 5,797
Statutory tax rate									35.00%	35.00%	35.00%